Risks, Uncertainties, and Concentrations - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Concentration Risk [Line Items]
Cash balances in excess of FDIC insured limits	$ 99,587	$ 16,307
Maximum
Concentration Risk [Line Items]
Accounts insured by federal deposit insurance corporation	$ 250
Accounts Receivable | Customer Concentration Risk | One Customer
Concentration Risk [Line Items]
Concentration risk percentage	6.00%	15.00%
Accounts Receivable | Customer Concentration Risk | Five Customers
Concentration Risk [Line Items]
Concentration risk percentage	24.00%	34.00%
Revenue | Customer Concentration Risk | One Customer
Concentration Risk [Line Items]
Concentration risk percentage		10.00%
Revenue | Customer Concentration Risk | Five Customers
Concentration Risk [Line Items]
Concentration risk percentage	25.00%	32.00%